September 1, 2009


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: Ready Assets USA Government Money Fund.
Post-Effective Amendment No. 32 to the
Registration Statement on Form N-1A
(Securities Act File No. 2-78702, Investment
Company Act No. 811-3534)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended (the "1933 Act"),
Ready Assets USA Government Money Fund, (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
Act would not have differed from
that contained in Post-Effective Amendment
No. 32 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment
No. 32 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 1, 2009.

Sincerely,

Ready Assets USA Government Money Fund


/s/ Denis R. Molleur

Denis R. Molleur
Assistant Secretary of the Fund